As filed with the Securities and Exchange Commission on February 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Boston Common U.S. Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 10.9%
1,150	Bed Bath & Beyond, Inc. *	$92,345
7,715	Ford Motor Company *	119,043
1,555	Home Depot, Inc.	128,039
4,200	Lowes Companies, Inc.	208,110
183	priceline.com, Inc. *	212,719
890	Time Warner Cable, Inc.	120,595
1,960	VF Corporation	122,186
4,015	Walt Disney Company	306,746
		1,309,783
Consumer Staples - 9.3%
1,945	Colgate Palmolive Company	126,834
925	Costco Wholesale Corporation	110,084
100	Kraft Foods Group, Inc.	5,392
1,400	McCormick & Company, Inc.	96,488
4,720	Mondelez International, Inc.	166,616
2,380	PepsiCo, Inc.	197,397
3,340	Procter & Gamble Company	271,909
2,625	Whole Foods Market, Inc.	151,804
		1,126,524
Energy - 8.1%
2,350	Apache Corporation	201,959
8,690	BG Group PLC - ADR	188,486
795	EOG Resources, Inc.	133,433
2,325	National Oilwell Varco, Inc.	184,907
4,415	Spectra Energy Corporation	157,262
4,875	Statoil ASA - ADR	117,634
		983,681
Financials - 16.1%
1,350	Aflac, Inc.	90,180
1,620	Aon PLC	135,902
1,885	CME Group Inc.	147,897
2,900	First Republic Bank	151,815
2,230	Franklin Resources, Inc.	128,738
5,895	JP Morgan Chase & Company	344,739
2,140	MetLife, Inc.	115,389
6,210	Morgan Stanley	194,746
3,225	Northern Trust Corporation	199,595
765	PNC Financial Services Group, Inc.	59,349
1,105	Simon Property Group, Inc.	168,137
2,500	T. Rowe Price Group, Inc.	209,425
		1,945,912
Health Care - 15.2%
1,375	Baxter International, Inc.	95,631
470	Biogen Idec Inc. *	131,483
2,210	Bristol Myers Squibb Company	117,461
2,700	Express Scripts Holding Company *	189,648

3,690	Gilead Sciences, Inc. *	277,303
3,070	Johnson & Johnson	281,181
3,505	Merck & Company, Inc.	175,425
1,420	Novartis AG - ADR	114,140
345	Novo Nordisk AS - ADR	63,742
2,955	Roche Holding LTD - ADR	207,441
1,950	Zimmer Holdings, Inc.	181,721
		1,835,176
Industrials - 10.6%
1,605	3M Company	225,101
1,580	Carlisle Companies, Inc.	125,452
860	Cummins, Inc.	121,234
655	Deere & Company	59,821
1,870	Emerson Electric Company	131,237
2,515	Equifax Inc.	173,761
1,210	Parker Hannifin Corporation	155,654
1,205	Snap-on Inc.	131,972
590	W.W. Grainger, Inc.	150,698
		1,274,930
Information Technology - 21.3%
935	Apple, Inc.	524,638
2,745	Check Point Software Technologies LTD *	177,107
1,490	Cognizant Technology Solutions - Class A *	150,460
3,695	eBay Inc. *	202,819
4,145	EMC Corporation	104,247
311	Google, Inc. *	348,541
5,550	Microsoft Corporation	207,736
6,460	Oracle Corporation	247,160
3,050	Qualcomm, Inc.	226,462
3,470	Silver Spring Networks, Inc. *	72,870
3,755	Veeco Instruments, Inc. *	123,577
860	Visa, Inc.	191,505
		2,577,122
Materials - 3.5%
1,505	AptarGroup, Inc.	102,054
1,400	Cytec Industries, Inc.	130,424
1,420	Praxair, Inc.	184,643
		417,121
Telecommunication Services - 2.6%
1,970	SBA Communications Corp. *	176,985
3,420	Vodafone Group PLC - ADR	134,440
		311,425
Utilities - 0.7%
2,180	WGL Holdings, Inc.	87,331

TOTAL COMMON STOCKS (Cost $9,486,923)		11,869,005

SHORT-TERM INVESTMENTS - 2.2%
262,637	Fidelity Money Market Portfolio, 0.03% (1)	262,637

TOTAL SHORT-TERM INVESTMENTS - 2.2% (Cost $262,637)		262,637

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost $9,749,560)	12,131,642
Liabilities in Excess of Other Assets - (0.5)%	(59,604)
NET ASSETS - 100.0%	$12,072,038

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2013.
ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$9,752,936
Gross unrealized appreciation	2,405,666
Gross unrealized depreciation	(26,960)
Net unrealized appreciation	$2,378,706

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U. S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Description
Common Stocks	$11,869,005	$-	$-	$11,869,005
Short-Term Investments	262,637	-	-	262,637
Total Investments in Securities	$12,131,642	$-	$-	$12,131,642

There were no transfers into or out of Levels 1,2 or 3 at December 31, 2013. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common International Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 94.3%
Australia - 2.6%
425,150	AMP LTD	$1,671,017
138,245	Origin Energy	1,742,242
132,000	Sims Metal Management LTD - ADR	1,272,480
		4,685,739
Belgium - 1.0%
39,300	Umicore SA	1,836,291

China - 1.3%
312,000	ENN Energy Holdings LTD	2,312,351

Finland - 1.9%
70,980	Sampo Group	3,488,868

France - 5.9%
30,471	Air Liquide SA	4,312,692
132,310	AXA SA	3,684,533
23,345	Casino Guichard Perrachon SA	2,693,697
70	Danone SA	5,050
		10,695,972
Germany - 7.5%
27,065	adidas AG	3,451,285
84,235	AIXTRON SE *	1,222,022
25,500	Bayerische Motoren Werke	2,994,545
38,190	Deutsche Bank AG	1,834,709
7,310	Henkel AG and Company KGaA	762,137
37,745	SAP AG - ADR	3,289,099
		13,553,797

Hong Kong - 0.7%
193,837	Television Broadcasts LTD	1,298,396

Indonesia - 1.2%
3,524,500	PT Bank Rakyat Indonesia (Persero) Tbk	2,106,666

Israel - 1.4%
40,315	Check Point Software Technologies LTD *	2,601,124

Italy - 1.5%
368,925	UniCredit S.p.A.	2,721,441

Japan - 18.6%
56,200	DAIKIN INDUSTRIES	3,507,034
14,350	FANUC LTD	2,629,504
64,860	Honda Motor Company LTD - ADR	2,681,961
68,000	Hoya Corporation	1,891,209
235,000	J. Front Retailing Co. LTD	1,782,774
5,515	Keyence Corporation	2,361,442
21,500	Kubota Corporation	356,625
41,945	Kubota Corporation - ADR	3,506,602
558,445	Mitsubishi UFJ Financial Group, Inc.	3,707,738
213,200	Orix Corporation	3,746,323
236,660	Rakuten, Inc.	3,531,780
22,265	Shimano, Inc.	1,911,432
39,230	Unicharm Corporation	2,238,405
		33,852,829

Jersey - 2.6%
90,500	Experian	1,671,757
54,863	Wolseley PLC	3,119,152
		4,790,909
Luxembourg - 1.1%
106,860	Subsea 7 SA	2,048,601

Netherlands - 5.5%
19,768	ASML Holding NV - ADR	1,852,262
17,865	Gemalto	1,966,149
17,130	Koninklijke Philips	630,749
56,670	Koninklijke Philips Electronics NV - ADR	2,095,090
88,415	Unilever NV - ADR	3,556,935
		10,101,185
Norway - 1.7%
124,780	Statoil ASA - ADR	3,010,941

Portugal - 0.7%
242,595	EDP Renovaveis SA	1,288,601

Republic of Korea - 2.4%
7,125	Hyundai Motor Company	1,599,326
2,160	Samsung Electronics Co. Ltd.	2,814,582
		4,413,908
Singapore - 2.8%
483,500	CapitaLand LTD	1,165,434
3,544,100	Golden Agri-Resources LTD	1,534,240
808,045	Singapore Telecommunications LTD	2,349,889
		5,049,563
South Africa - 2.2%
27,070	Naspers	2,833,538
100,960	Standard Bank Group LTD	1,247,478
		4,081,016
Sweden - 3.1%
104,555	Atlas Copco AB	2,657,927
63,950	Investment AB Kinnevik	2,964,794
		5,622,721
Switzerland - 8.8%
125,095	ABB LTD - ADR	3,322,523
37,840	Julius Baer Gruppe AG	1,818,440
60,076	Novartis AG - ADR	4,828,909
85,410	Roche Holding LTD - ADR	5,995,782
		15,965,654
Thailand - 0.8%
300,800	Kasikornbank PLC	1,437,834

United Kingdom - 19.0%
914,050	Barclays PLC	4,133,247
153,860	BG Group	3,310,832
51,200	CRODA International	2,087,074
149,680	GlaxoSmithKline PLC	3,999,093
48,105	HSBC Holdings PLC - ADR	2,652,029
47,410	Johnson Matthey PLC	2,579,728
41,910	Smith & Nephew PLC - ADR	3,006,623
43,207	Spirax-Sarco Engineering PLC	2,144,410
103,745	SSE PLC	2,357,536
147,075	Standard Chartered Bank PLC	3,321,993
125,510	Vodafone Group PLC - ADR	4,933,798
		34,526,363

TOTAL COMMON STOCKS (Cost $142,276,927)		171,490,770

PREFERRED STOCKS - 3.6%
Brazil - 1.1%
153,665	Itau Unibanco Holding S.A.	2,085,234
Germany - 2.5%
39,685	Henkel AG and Company KGaA	4,612,788
TOTAL PREFERRED STOCKS (Cost $5,321,004)		6,698,022

SHORT-TERM INVESTMENTS- 1.7%
3,038,042	Fidelity Money Market Portfolio, 0.03% (1)	3,038,042
TOTAL SHORT-TERM INVESTMENTS (Cost $3,038,042)		3,038,042

TOTAL INVESTMENTS IN SECURITIES- 99.6% (Cost $150,635,973)		181,226,834
Other Assets in Excess of Liabilities - 0.4%		680,876
NET ASSETS - 100.0%		$181,907,710

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2013.
ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$151,988,950
Gross unrealized appreciation	44,083,685
Gross unrealized depreciation	(14,845,801)
Net unrealized appreciation	$29,237,884

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,272,480	$3,413,259	$-	$4,685,739
Belgium	-	1,836,291	-	1,836,291
China	-	2,312,351	-	2,312,351
Finland	-	3,488,868	-	3,488,868
France	-	10,695,972	-	10,695,972
Germany	3,289,099	10,264,698	-	13,553,797
Hong Kong	-	1,298,396	-	1,298,396
Indonesia	-	2,106,666	-	2,106,666
Israel	2,601,124	-	-	2,601,124
Italy	-	2,721,441	-	2,721,441
Japan	6,188,563	27,664,266	-	33,852,829
Jersey	-	4,790,909	-	4,790,909
Luxembourg	-	2,048,601	-	2,048,601
Netherlands	7,504,287	2,596,898	-	10,101,185
Norway	3,010,941	-	-	3,010,941
Portugal	-	1,288,601	-	1,288,601
Republic of Korea	-	4,413,908	-	4,413,908
Singapore	-	5,049,563	-	5,049,563
South Africa	-	4,081,016	-	4,081,016
Sweden	-	5,622,721	-	5,622,721
Switzerland	14,147,214	1,818,440	-	15,965,654
Thailand	-	1,437,834	-	1,437,834
United Kingdom	10,592,450	23,933,913	-	34,526,363
Total Common Stocks	48,606,158	122,884,612	-	171,490,770
Preferred Stocks
Brazil	2,085,234	-	-	2,085,234
Germany	-	4,612,788	-	4,612,788
Total Preferred Stocks	2,085,234	4,612,788	-	6,698,022
Short-Term Investments	3,038,042	-	-	3,038,042
Total Investments in Securities	$53,729,434	$127,497,400	$-	$181,226,834

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2013. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          2/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          2/24/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          2/23/14

* Print the name and title of each signing officer under his or her signature.